Share Capital (Narrative) (Details) $ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended
	May 12, 2022 CAD ($) shares	May 11, 2021 CAD ($)	Dec. 11, 2020	Nov. 17, 2021 CAD ($) shares	Aug. 24, 2021 CAD ($) shares	Aug. 24, 2021 USD ($) shares	May 25, 2021 CAD ($)	Jun. 16, 2020 CAD ($)	Jul. 31, 2022 CAD ($) shares	Jul. 31, 2021 CAD ($) shares	Jul. 31, 2020 shares
Disclosure of classes of share capital [line items]
Post-consolidation common share ratio			4:1
Regain compliance description									During the year ended July 31, 2022 the Company failed to the meet the NASDAQ's US$1.00 minimum share price. On July 27, 2022, the Company received an 180 day extension to regain compliance status.
Number of shares | shares									600,988,447	152,645,946	120,616,441
Share issue related cost										$ 3,612
May 2021 At-the-market ("ATM") Offering
Disclosure of classes of share capital [line items]
Number of shares | shares										6,373,926
Proceeds from issuing shares							$ 46,987
Share issue related cost									$ 1,730
May 2021 At-the-market ("ATM") Offering | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuing shares		$ 150,000
June 2020 At-the-market ("ATM") Offering
Disclosure of classes of share capital [line items]
Number of shares | shares										244,875
June 2020 At-the-market ("ATM") Offering | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuing shares								$ 34,500
August 2021 Underwritten Public Offering
Disclosure of classes of share capital [line items]
Number of shares | shares					49,325,424	49,325,424
Proceeds from issuing units					$ 183,103	$ 144,786
Number of units issued | shares					49,325,424	49,325,424
Number of common share purchase warrants issued | shares					24,540,012	24,540,012
Fair value of warrants issued					$ 39,255
Number of broker compensation common shares issued | shares					245,400	245,400
Value of broker compensation					$ 834
Share issue related cost									8,069
At-the-Market ("ATM") Program
Disclosure of classes of share capital [line items]
Share issue related cost									$ 603
Additional proceeds from issuing shares				$ 27,869
Additional number of shares issued | shares				24,290,117
At-the-Market ("ATM") Program | Maximum
Disclosure of classes of share capital [line items]
Proceeds from issuing shares				$ 150,000
Equity line of credit - Standby commitment fee
Disclosure of classes of share capital [line items]
Number of shares | shares	10,843,373								10,843,373
Proceeds from issuing shares	$ 3,795
Letter of Intent	$ 180,000
Amended and restated senior secured convertible note
Disclosure of classes of share capital [line items]
Number of shares | shares									18,537,834
Proceeds from issuing shares									$ 4,913
Senior secured convertible note
Disclosure of classes of share capital [line items]
Number of shares | shares									256,776
Proceeds from issuing shares									$ 1,251